Share Capital and Capital reserve - Narrative (Details)		3 Months Ended		5 Months Ended		12 Months Ended
	Aug. 05, 2021 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Other reserves		€ 10,800,000						€ 19,800,000
Purchase of treasury shares | $	$ 500,000,000
Payments to acquire or redeem entity's shares		0	€ 26,800,000
Preferred Stock, Shares Issued1 | shares								1,500,000
Founder Entities
Disclosure of classes of share capital [line items]
Preferred Stock, Shares Issued1 | shares								750,000
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves		10,600,000						€ 19,000,000
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts		€ 200,000						€ 800,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares					$ 24.5				$ 26.23
Transaction costs				€ 0.1
Number of shares repurchased | shares				3,090,082	3,090,082	1,160,547
Payments to acquire or redeem entity's shares			€ 26.8	€ 67.1	$ 75.8	$ 30.5
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares							$ 10.00
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares									$ 10